UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05655

DWS Municipal Income Trust (formerly Scudder Municipal Income Trust)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Municipal Income Trust

(formerly Scudder Municipal Income Trust)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 152.9%
Alabama 5.2%
Alabama, Port Authority Revenue, Docks Department, AMT, 6.3%, 10/1/2021 (a)	8,250,000	8,544,360
Camden, AL, Industrial Development Board Revenue, AMT, Series B, 6.375%, 12/1/2024	1,000,000	1,096,180
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	5,500,000	5,826,040
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	9,200,887

		24,667,467
Arizona 1.7%
Arizona, Hospital & Healthcare Revenue, Health Facilities Authority, Catholic Healthcare West, Series A, 6.625%, 7/1/2020	7,000,000	7,796,040
California 18.3%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.375%, 5/1/2022	7,350,000	8,143,285
California, Hospital & Healthcare Revenue, Health Facilities Funding Authority, Adventist Health Systems, Series A, 5.0%, 3/1/2028	1,000,000	1,019,830
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	7,080,000	7,910,555
Series 2003-A-1, 6.75%, 6/1/2039	11,730,000	13,227,921
California, State General Obligation:
5.0%, 12/1/2020	4,600,000	4,878,990
5.0%, 6/1/2031 (a)	4,965,000	5,229,088
5.125%, 4/1/2024	4,400,000	4,675,044
5.25%, 12/1/2021	10,215,000	11,071,221
5.25%, 4/1/2030	6,250,000	6,611,313
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2021	5,000,000	5,558,000
California, State Public Works Board, Various University of California Projects, Series F, 5.0%, 11/1/2017	5,140,000	5,503,604
California, State Revenue Lease, Public Works Board, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,764,525
California, State Revenue Lease, Public Works Board, University of California Projects, Series F, 5.0%, 11/1/2025	1,000,000	1,049,070
Palmdale, CA, Water District Revenue, Certificates of Participation, 5.0%, 10/1/2034 (a)	3,570,000	3,729,008
Sacramento County, CA, Airport Revenue, AMT, Series A, 5.9%, 7/1/2024 (a)	5,000,000	5,138,700

		86,510,154
Colorado 7.0%
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	1,000,000	1,151,620
Colorado, Hospital & Healthcare Revenue, Poudre Valley Health Facilities:
Series A, 5.5%, 12/1/2017 (a)	6,145,000	6,620,685
Series A, 6.0%, 12/1/2015 (a)	5,705,000	6,246,176
Series A, 6.0%, 12/1/2016 (a)	2,000,000	2,189,720
Colorado, Single Family Housing Revenue, AMT, Series B2, 7.25%, 10/1/2031	290,000	301,168
Colorado, Transportation/Tolls Revenue, Anticipation Note, Prerefunded, 6.0%, 6/15/2011 (a)	10,000,000	11,026,400

Denver, CO, Airport Revenue, AMT, Series A, 6.0%, 11/15/2014 (a)	5,000,000	5,461,300

		32,997,069
District of Columbia 7.6%
District of Columbia, Core City General Obligation, Series B, 5.5%, 6/1/2011 (a)	20,000,000	21,774,600
District of Columbia, ETM, Series A, Prerefunded, 5.5%, 6/1/2014 (a)	640,000	684,320
District of Columbia, General Obligation:
Series A, 5.5%, 6/1/2014 (a)	1,860,000	1,980,509
Prerefunded, Series A-2005, 5.25%, 6/1/2027 (a)	2,585,000	2,710,657
Series A-2005, 5.25%, 6/1/2027 (a)	8,245,000	8,582,056

		35,732,142
Florida 6.4%
Dade County, FL, Airport Revenue, AMT, Series A, 5.75%, 10/1/2026 (a)	13,000,000	13,408,850
Dade County, FL, Special Assessment Revenue:
Series B, Prerefunded, Zero Coupon, 10/1/2022 (a)	7,735,000	3,025,468
Series B, Prerefunded, Zero Coupon, 10/1/2024 (a)	16,955,000	5,840,997
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	1,000,000	1,032,170
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,838,110
6.0%, 7/1/2014 (a)	1,000,000	1,103,970
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, 5.75%, 12/1/2032	1,000,000	1,119,500
Palm Beach County, FL, School District Revenue Lease, Series A, Prerefunded, 5.75%, 8/1/2017 (a)	2,850,000	3,132,920

		30,501,985
Georgia 0.9%
Atlanta, GA, Water & Wastewater Revenue, Water Utilities Improvements, 5.0%, 11/1/2024 (a)	4,000,000	4,237,880
Hawaii 7.3%
Hawaii, Airport System Revenue, AMT, Series B, 6.5%, 7/1/2013 (a)	8,800,000	9,807,600
Hawaii, Electric Revenue, Department of Budget & Finance, AMT:
Series D, 6.15%, 1/1/2020 (a)	2,195,000	2,353,216
Series A, 6.2%, 5/1/2026 (a)	13,200,000	13,391,004
Hawaii, Port Authority Revenue, AMT:
Series A, 6.0%, 7/1/2011 (a)	2,950,000	3,231,754
Series A, 6.0%, 7/1/2012 (a)	3,135,000	3,410,786
Hawaii, State General Obligation, Series CT, Prerefunded, 5.75%, 9/1/2014 (a)	2,310,000	2,502,885

		34,697,245
Idaho 0.0%
Idaho, Single Family Housing Revenue, AMT, Series C2, 6.9%, 7/1/2025	165,000	165,259
Illinois 8.8%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,649,500
Chicago, IL, Core City General Obligation:
Series A, Prerefunded, 6.0%, 1/1/2014 (a)	2,085,000	2,309,763
Series A, Prerefunded, 6.125%, 1/1/2015 (a)	2,000,000	2,225,140
Series A, 6.125%, 1/1/2016 (a)	2,000,000	2,225,140
Chicago, IL, O'Hare International Airport Revenue, Series A, 5.0%, 1/1/2019 (a)	4,000,000	4,293,960
Chicago, IL, Other General Obligation, Neighborhoods Alive 21 Project:
Series A, Prerefunded, 6.0%, 1/1/2015 (a)	1,000,000	1,107,800
Series A, 6.0%, 1/1/2017 (a)	1,000,000	1,107,800
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	2,500,000	2,691,825
Illinois, Health Facilities Authority Revenue, Children's Memorial Hospital, Series A, Prerefunded, 5.625%, 8/15/2019 (a)	4,000,000	4,307,720
Illinois, Higher Education Revenue, DePaul University, Educational Facilities Authority:
Prerefunded, 5.625%, 10/1/2013 (a)	2,695,000	2,955,849

Prerefunded, 5.625%, 10/1/2015 (a)	1,710,000	1,875,511
Illinois, Sales & Special Tax Revenue, Metropolitan Pier & Exposition Authority:
Series A, ETM, 5.5%, 6/15/2017 (a)	1,955,000	2,247,175
Series A, 5.5%, 6/15/2017 (a)	1,555,000	1,764,645
Will County, IL, Industrial Development Revenue, Mobil Oil Refining Corp. Project, AMT, 6.0%, 2/1/2027	2,000,000	2,058,760

		41,820,588
Indiana 1.1%
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, 5.5%, 11/1/2031	5,000,000	5,269,000
Kansas 0.7%
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	3,000,000	3,254,760
Kentucky 1.4%
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 3.01% *, 2/1/2032, US Bank NA (b)	89,000	89,000
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority, Norton Healthcare, Inc.:
Series A, 6.5%, 10/1/2020	2,000,000	2,196,620
Series A, 6.625%, 10/1/2028	4,000,000	4,371,040

		6,656,660
Louisiana 0.5%
Louisiana, Electric Revenue, 5.75%, 1/1/2013 (a)	2,000,000	2,218,300
Maine 1.4%
Maine, Hospital & Healthcare Revenue, Series D, 5.7%, 7/1/2013 (a)	375,000	377,625
Maine, Transportation/Tolls Revenue, 5.0%, 7/1/2017 (a)	6,165,000	6,414,313

		6,791,938
Maryland 0.6%
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,844,375
Massachusetts 3.5%
Massachusetts, Airport Revenue, AMT, Series B, 5.5%, 7/1/2009 (a)	8,000,000	8,449,600
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, AMT, Series A, 5.875%, 9/1/2023 (a)	5,000,000	5,149,700
Massachusetts, Port Authority Revenue, AMT, Series B, 5.5%, 7/1/2015 (a)	3,000,000	3,173,760

		16,773,060
Michigan 2.2%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,500,000	1,522,710
Michigan, Industrial Development Revenue:
5.5%, 6/1/2018 (a)	3,425,000	3,687,732
5.75%, 6/1/2016 (a)	4,640,000	5,041,406
Michigan, University of Michigan Hospital Revenues, Series A, 2.95% *, 12/1/2019	25,000	25,000

		10,276,848
Minnesota 1.6%
Minneapolis & St. Paul, MN, Airport Revenue, AMT, Series B, 6.0%, 1/1/2012 (a)	4,395,000	4,756,489
Minneapolis & St. Paul, MN, Port Authority Revenue, AMT, Series B, 5.625%, 1/1/2015 (a)	2,500,000	2,649,325

		7,405,814
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	372,848

Nevada 2.4%
Las Vegas, NV, Core City General Obligation, Water & Sewer Revenue, 5.375%, 4/1/2014 (a)	2,705,000	2,920,318
Nevada, State General Obligation, Capital Improvement and Cultural Affairs Project, Series A, 5.5%, 2/1/2014	2,575,000	2,743,302
Washoe County, NV, School District General Obligation, Prerefunded, 5.75%, 6/1/2014 (a)	5,450,000	5,879,623

		11,543,243
New Jersey 12.2%
New Jersey, Casino Reinvestment Development Authority, Hotel Room Fee Revenue, 5.0%, 1/1/2025 (a)	4,000,000	4,260,040
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,159,716
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	6,186,200
New Jersey, Industrial Development Revenue, American Water Co., Inc. Project, AMT, Series A, 6.875%, 11/1/2034 (a)	10,775,000	10,914,860
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,432,228
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	2,330,000	2,434,803
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, Prerefunded, 5.75%, 6/15/2017	10,000,000	10,909,500
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series D, 5.0%, 6/15/2019 (a)	5,000,000	5,366,650
New Jersey, Transportation/Tolls Revenue, Economic Development Authority, Series A, Prerefunded, 5.75%, 5/1/2013 (a)	6,000,000	6,419,160
New Jersey, Transportation/Tolls Revenue, Garden State Parkway Project, Prerefunded, 5.6%, 1/1/2017 (a)	8,000,000	8,682,160

		57,765,317
New York 15.5%
Nassau County, NY, Hospital & Healthcare, 6.0%, 8/1/2015 (a)	3,390,000	3,729,746
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, Bronx-Lebanon, Hospital Center, Series E, 5.2%, 2/15/2016	1,770,000	1,834,375
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,692,495
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, Jamaica Hospital, Series F, 5.2%, 2/15/2016	1,000,000	1,036,370
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	10,000,000	10,770,300
Series A-1, 5.5%, 6/1/2019	7,400,000	8,119,650
New York, Transportation/Tolls Revenue:
Prerefunded, 5.625%, 4/1/2013 (a)	5,000,000	5,366,450
Prerefunded, 5.75%, 4/1/2014 (a)	2,000,000	2,153,860
New York City, NY, Transitional Finance Authority, Series A-1, 5.0%, 11/1/2016	5,000,000	5,443,650
New York, NY, Core City General Obligation:
Series F, 5.25%, 8/1/2015 (a)	5,000,000	5,200,050
Series F, 5.25%, 8/1/2015	5,000,000	5,356,100
New York, NY, General Obligation:
Series D, 5.0%, 11/1/2017 (a)	5,195,000	5,586,963
Series G, 5.0%, 12/1/2023	2,000,000	2,104,880
Series D, 5.0%, 11/1/2024	7,500,000	7,873,575
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority:
Series B, Prerefunded, 6.125%, 11/15/2014	1,645,000	1,831,378
Series B, 6.125%, 11/15/2014	355,000	395,221
Series B, Prerefunded, 6.125%, 11/15/2015	3,000,000	3,339,900
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,338,769

		73,173,732
North Carolina 1.7%
Charlotte, NC, Airport Revenue, AMT:

Series B, 5.75%, 7/1/2013 (a)	2,480,000	2,641,274
Series B, 5.875%, 7/1/2014 (a)	1,140,000	1,218,193
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017	1,000,000	1,071,330
Series B, 6.375%, 1/1/2013	3,000,000	3,275,280

		8,206,077
North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,400,000	3,802,798
Ohio 1.9%
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	6,000,000	5,338,080
Ohio, Higher Education Revenue, University of Findlay Project:
6.125%, 9/1/2016	2,000,000	2,030,000
6.15%, 9/1/2011	1,635,000	1,661,487

		9,029,567
Oregon 3.3%
Oregon, Other Revenue Lease, Department of Administrative Services:
Series A, 5.5%, 5/1/2010 (a)	2,245,000	2,321,420
Series A, 5.6%, 5/1/2011 (a)	2,120,000	2,194,582
Oregon, State General Obligation Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2017 (a)	1,000,000	1,113,810
Oregon, State Revenue Lease, Department of Administrative Services, Series A, Prerefunded, 6.25%, 5/1/2018 (a)	1,000,000	1,113,810
Portland, OR, Special Assessment Revenue, Downtown Waterfront:
Series A, 5.625%, 6/15/2015 (a)	3,100,000	3,375,187
Series A, 5.75%, 6/15/2018 (a)	2,225,000	2,433,393
Series A, 5.75%, 6/15/2019 (a)	2,820,000	3,084,121

		15,636,323
Pennsylvania 3.2%
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	2,570,000	2,812,711
Pennsylvania, State General Obligation, 5.0%, 1/1/2017	3,620,000	3,944,243
Pennsylvania, State University, University & College Improvement Revenue, 5.0%, 9/1/2029	500,000	529,280
Philadelphia, PA, Gas Works Revenue, Series A-1, 5.0%, 9/1/2029 (a)	5,000,000	5,230,850
Philadelphia, PA, Municipal Authority Revenue, Series B, 5.25%, 11/15/2018 (a)	2,500,000	2,687,475

		15,204,559
Rhode Island 0.9%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	4,000,000	4,233,400
South Carolina 2.6%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,570,725
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Prerefunded, Series A, 7.375%, 12/15/2021	2,000,000	2,362,220
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health:
Prerefunded, Series C, 7.0%, 8/1/2030	4,825,000	5,778,275
Series C, 7.0%, 8/1/2030	595,000	695,139
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	2,000,000	2,108,240

		12,514,599
Tennessee 2.8%
Memphis-Shelby County, TN, Airport Revenue, AMT, Series D, 6.25%, 3/1/2017 (a)	4,690,000	5,118,150

Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
EMT, 6.5%, 9/1/2026	2,615,000	3,044,592
Prerefunded, 6.5%, 9/1/2026	4,385,000	5,105,368

		13,268,110
Texas 16.6%
Austin, TX, Sales & Special Tax Revenue, Hotel Occupancy Tax:
6.0%, 11/15/2013 (a)	3,190,000	3,464,117
6.0%, 11/15/2015 (a)	3,480,000	3,779,036
6.0%, 11/15/2016 (a)	3,625,000	3,936,496
Brazos River, TX, Pollution Control Revenue, Brazos River Authority, Texas Utilities Electric Co. Project, AMT, Series C, 5.75% *, 5/1/2036	3,965,000	4,215,628
Dallas-Fort Worth, TX, Airport Revenue, International Airport, AMT, Series A, 5.875%, 11/1/2016 (a)	6,500,000	7,080,190
El Paso, TX, State General Obligation:
5.875%, 8/15/2012 (a)	1,000,000	1,035,180
5.875%, 8/15/2013 (a)	1,570,000	1,625,233
5.875%, 8/15/2014 (a)	1,665,000	1,723,575
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	5,500,000	6,241,620
Houston, TX, Airport Revenue, People Mover Project, AMT, Series A, 5.5%, 7/15/2017 (a)	3,300,000	3,369,234
Houston, TX, Port Authority Revenue, Airport Revenue, AMT, Series A, 5.875%, 7/1/2014 (a)	3,960,000	4,255,455
Red River, TX, School District Revenue Lease, St. Mark's School Project, 6.0%, 8/15/2019	5,390,000	5,811,121
Socorro, TX, Independent School District, 5.0%, 8/15/2025	5,135,000	5,450,956
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	4,500,000	5,118,705
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	2,000,000	2,128,000
Texas, State General Obligation, College Student Loans, AMT, 5.0%, 8/1/2021	4,015,000	4,022,669
Texas, State Turnpike Authority, Dallas Northway Revenue, 5.5%, 1/1/2015 (a)	14,605,000	15,385,491

		78,642,706
Washington 5.9%
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2013 (a)	7,355,000	8,208,621
Seattle, WA, Special Assessment Revenue, AMT:
Series B, 5.5%, 9/1/2011 (a)	1,085,000	1,158,758
Series B, 5.75%, 9/1/2013 (a)	1,045,000	1,120,177
Skagit County, WA, School District General Obligation, School District No. 1, Burlington Edison, 5.625%, 12/1/2014 (a)	1,570,000	1,717,360
Snohomish County, WA, Electric Revenue, Public Utility District No. 1, 5.375%, 12/1/2024 (a)	3,000,000	3,224,610
Washington, Electric Revenue, Energy Northwest Columbia Generating, Series B, 6.0%, 7/1/2018 (a)	3,000,000	3,376,770
Washington, Hospital & Healthcare Revenue, Group Health Coop of Puget Sound, 5.375%, 12/1/2017 (a)	1,500,000	1,610,655
Washington, State General Obligation:
Series A, 5.5%, 7/1/2013	2,000,000	2,127,280
Series A, 5.5%, 7/1/2016	4,835,000	5,142,700

		27,686,931
West Virginia 4.5%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center:
Series A, 6.75%, 9/1/2022	2,355,000	2,601,992
6.75%, 9/1/2030	395,000	432,355
West Virginia, Hospital Finance Authority, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	9,645,000	10,988,838
Prerefunded, 6.75%, 9/1/2030	3,605,000	4,107,285

West Virginia, Water & Sewer Revenue, Water Development Authority, Series B, 5.25%, 11/1/2023 (a)	2,740,000	3,001,040

		21,131,510
Wisconsin 2.3%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	4,390,000	4,672,804
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	6,189,360

		10,862,164
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 669,880,705)	152.9	723,690,468
Other Assets and Liabilities, Net	3.1	14,746,141
Preferred Stock, at Redemption Value	(56.0)	(265,000,000)

Net Assets Applicable to Common Shareholders	100.0	473,436,609

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2006.

(a)	Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	16.7
Financial Guaranty Insurance Company	11.7
Financial Security Assurance, Inc.	17.5
MBIA Corp.	13.8

(b) Security incorporates a letter of credit from a major bank.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006